SHARE CAPITAL (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected term		6 years 1 month 9 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 9.56	$ 6.08
Expected volatility	59.52%	74.87%
Risk-free interest rate	0.55%	1.82%
Expected term	3 years 3 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of one ordinary share	$ 10.44	$ 8.59
Expected volatility	70.48%	77.83%
Risk-free interest rate	1.14%	2.75%
Expected term	7 years